Corporation Information and Basis of Presentation (Tables)	12 Months Ended
Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
As of June 30, 2013, the Company's principal subsidiaries consisted of the following entities:
Name	Place of incorporation

Agria Group Limited (Formerly Aero-Biotech Group Limited)	BVI
China Victory International Holdings Limited (“China Victory”)	Hong Kong
Aero Biotech Science & Technology Co., Ltd. (“Agria China”)	PRC
Agria Brother Biotech (Shenzhen) Co., Ltd. (“Agria Brother”)	PRC
Agria Biotech Overseas Limited ("Agria Overseas")	Hong Kong
Agria Asia International Limited ("Agria International")	Hong Kong
Agria Hong Kong Limited ("Agria Hong Kong")	Hong Kong
Agria Asia Investments Ltd. (“Agria Asia Investments”) (Formerly known as Southrich Limited)	BVI
Agria (Singapore) Pte. Ltd ("Agria Singapore")	Singapore
Agria Corporation (New Zealand) Ltd ("Agria New Zealand")	New Zealand
PGG Wrightson Limited ("PGW")	New Zealand
Agriculture New Zealand Limited	New Zealand
Agri-Feeds Limited	New Zealand
AgriTech South America Limited	New Zealand
Grasslands Innovation Limited	New Zealand
PGG Wrightson Consortia Research Limited	New Zealand
PGG Wrightson Employee Benefits Plan Trustee Limited	New Zealand
PGW AgriTech Holdings Limited	New Zealand
PGW Rural Capital Limited	New Zealand
PGW AgriTech New Zealand Limited	New Zealand
AgriServices South America Limited	New Zealand
PGG Wrightson Real Estate Limited	New Zealand
PGG Wrightson Seeds Limited	New Zealand
PGG Wrightson Trustee Limited	New Zealand
PGW Corporate Trustee Limited	New Zealand
Agricom Limited	New Zealand
PGG Wrightson Genomics Limited	New Zealand
PGG Wrightson Wool Limited	New Zealand
PGG Wrightson Investments Limited	New Zealand
Wrightson Seeds Limited	New Zealand
New Zealand Wool Handlers Limited	New Zealand
Bloch & Behrens Wool (NZ) Limited	New Zealand
PGG Wrightson Employee Benefits Plan Limited	New Zealand
PGW AgriTech Australia Pty Limited	Australia
PGG Wrightson Real Estate Australia Pty Limited	Australia
PGG Wrightson Seeds (Australia) Pty Limited	Australia
AusWest Seeds Pty Limited	Australia
Stephen Pasture Seeds Pty Limited	Australia
PGG AgriServices Australia Pty Limited	Australia
Agricom Australia Seeds Pty Limited	Australia
Agricom Australia Pty Limited	Australia
Juzay S.A.	Uruguay
Wrightson Pas S.A. Limited	Uruguay
PGG Wrightson Uruguay Limited	Uruguay
PGW AgriTech South America SA	Uruguay
Hunker S.A. (t/a Rural Centre)	Uruguay
Lanelle S.A. (t/a Riegoriental)	Uruguay
Afinlux S.A. (t/a Romualdo Rodriguez)	Uruguay
Idogal S.A. (t/a Veterinaria Lasplaces)	Uruguay
Agrosan S.A.	Uruguay
Kroslyn SA Limited	Uruguay
Guarneri y Ghilino Ltda	Uruguay
Escritorio Romualdo Rodriguez Ltda	Uruguay
Alfalfares S.R.L.	Argentina
NZ Ruralco Participacoes Ltda	Brazil

Schedule of Variable Interest Entities [Table Text Block]
As of June 30, 2013, the Company consolidates the following VIEs and their consolidated subsidiaries which comprised substantially all of the Group's operations:

Name	Place of incorporation

Shenzhen Zhongguan Agriculture Group Co., Ltd. (“Zhongguan”) (Formerly known as Shenzhen Guanli Agricultural Technology Co., Ltd.)	PRC
Agria NKY Seeds Co., Ltd. (“NKY”) (Formerly known as Beijing NKY Seeding Development Co., Ltd.)	PRC
Shenzhen NKY Seeds Co., Ltd. (“Shenzhen NKY”) (Formerly known as Shenzhen Agria Agricultural Co., Ltd.)	PRC
Shenzhen PGW Seeds Co., Ltd. (“Shenzhen PGW Seeds”) (Formerly known as Shenzhen Zhongyuan Agriculture Co., Ltd.)	PRC
Tianjin Beiao Seeds Technology Development Co., Ltd. (“Beiao”)	PRC
Wuwei NKY Seeds Co., Ltd.	PRC
Shanxi Jufeng Seeds Co., Ltd.	PRC
Zhuhai NKY Seeds Co., Ltd. (“Zhuhai NKY”)	PRC